Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AllianzIM U.S. Equity Buffer10 Nov ETF
Prospectus [Line Items]
Annual Return [Percent]	12.52%	12.20%	16.62%
AllianzIM U.S. Equity Buffer20 Nov ETF
Prospectus [Line Items]
Annual Return [Percent]	9.13%	9.04%	12.72%
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Prospectus [Line Items]
Annual Return [Percent]	7.03%
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Prospectus [Line Items]
Annual Return [Percent]	12.92%